Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2023	Aug. 02, 2023	May 12, 2021
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 1,100.0	$ 1,000.0
Treasury Stock	5,424,000
Average price at which ordinary shares are repurchased	$ 90.23
Share Repurchase Program 2021And August 2023 Plans [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining authority to repurchase outstanding ordinary shares	$ 1,100.7